UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21650

ASA Limited
(Exact name of registrant as specified in charter)

11 Summer Street, 4th Floor, Buffalo, New York	14209-2256
(Address of principal executive offices)	(Zip Code)

JPMorgan Chase Bank
4 New York Plaza, 15th Floor
New York, NY 10004
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(716) 883-2428

Date of fiscal year end:	November 30, 2008

Date of reporting period:	February 29, 2008

Item 1. Schedule of Investments
ASA Limited
Schedule of Investments (Unaudited)
February 29, 2008

			Percent of
Name of Company	Number of Shares	Market Value	Net Assets
Gold investments
Common shares of gold mining companies
Australia
Newcrest Mining Limited – ADRs	3,000,000	$106,222,895	11.6%
Canada
Agnico-Eagle Mines Limited	700,000	48,160,000	5.3
Barrick Gold Corporation	1,125,000	58,443,750	6.4
Goldcorp Inc.	1,500,000	64,815,000	7.1
NovaGold Resources Inc. (1)	250,000	2,842,500	0.3
Yamana Gold Inc.	1,788,000	32,166,120	3.5
		206,427,370	22.6
Channel Islands
Randgold Resources Limited - ADRs	1,450,000	74,878,000	8.2
Latin America
Compania de Minas Buenaventura – ADRs	900,000	68,427,000	7.5
South Africa
AngloGold Ashanti Limited	1,745,894	63,061,691	6.9
Gold Fields Limited	4,409,977	62,577,574	6.8
Harmony Gold Mining Company Limited-ADRs (1)	666,400	8,090,096	0.9
		133,729,361	14.6
United States
Newmont Mining Corporation	520,368	26,627,231	2.9
Total gold mining companies (Cost - $186,303,291)		616,311,857	67.4
Exchange traded fund – gold
United States
streetTRACKS Gold Trust (1)	200,000	19,236,000	2.1
Total exchange traded fund – gold (Cost $13,340,000)		19,236,000	2.1
Total gold investments (Cost $199,643,291)		635,547,857	69.5
Platinum investments
Common shares of platinum mining companies
South Africa
Anglo Platinum Limited	520,100	82,384,712	9.0
Impala Platinum Holdings Limited	1,722,400	72,181,414	7.9
		154,566,126	16.9
United Kingdom
Lonmin PLC – ADRs	450,000	29,600,792	3.2
Total platinum investments (Cost $17,814,290)		184,166,918	20.1
Other investments
Common shares of other mining companies
United Kingdom
Anglo American plc	1,164,800	74,928,665	8.2
Total other investments (Cost $7,752,824)		74,928,665	8.2
Total investments (Cost $225,210,405) (2)		894,643,440	97.8
Cash, receivables and other assets less liabilities		20,153,019	2.2
Net assets		$914,796,459	100.0%

(1)	Non-income producing security.

(2)

Cost of investments shown approximates cost for U.S. federal income tax purposes, determined in accordance with U.S. income tax principles. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at February 29, 2008 were $669,433,034 and $0 respectively, resulting in net unrealized appreciation on investments of $669,433,034.

ADR – American Depository Receipt

Item 2. Controls and Procedures.

(a)

The Chairman of the Board, President and Treasurer, in his capacities as principal executive officer and principal financial officer of registrant, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on his evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certification required by Rule 30a-2(a) under the Act is attached hereto.

SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ASA Limited

By	/s/ ROBERT J.A. IRWIN
Robert J.A. Irwin
Chairman of the Board, President and Treasurer

Date:   April 14, 2008

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By	/s/ ROBERT J.A. IRWIN
Robert J.A. Irwin
Chairman of the Board, President and Treasurer
(Principal Executive Officer and
Principal Financial Officer)

Date:   April 14, 2008